Share Option and Warrants Reserve	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Options And Warrants Reserve [Abstract]
Share Option and Warrants Reserve

12. SHARE OPTION AND WARRANTS RESERVE

Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD
As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	640
Share options granted	4,186,770	645
Share options forfeited	(20,000)	(8)
Modification of share warrants	—	869
As at December 31, 2021	7,021,514	2,442
As at January 1, 2020	3,345,354	621
Share warrants & share options issued	745,000	220
Share warrants exercised	(115,000)	(2)
Share warrants cancelled and replaced with new shares	(985,610)	(541)
Share warrants repurchased	(135,000)	(2)
As at December 31, 2020	2,854,744	296
As at January 1, 2019	2,259,744	129
Share warrants issued	1,085,610	476
Modification of share warrants	—	16
As at December 31, 2019	3,345,354	621

In January 2021, share options to purchase 10,000 ordinary shares that were issued under the 2020 Stock Incentive Plan (the "Plan") were forfeited. In August 2021, a further 10,000 were forfeited (see Note 13).

On July 31, 2021, 4,056,770 share options were granted under the Founders' Award (Note 13).

On September 1, 2021, 10,000 share options were granted to an employee under the Plan (Note 13).

During November 2021, 120,000 share options were granted to employees and contractors as a part of the Plan (Note 13).

As at December 31, 2021, there was a total of 7,021,514 warrants and options outstanding including 855,000 warrants and options issued under the 2020 Stock Incentive plan and 4,056,770 under the Founders' Awards granted in 2021 (see Note 13). The remaining balance relates to warrants granted to executives, including officers, in prior years.

As part of a transaction including issuance of shares in October 2019 to an investor, the Company issued share warrants subject to the other shareholders’ pre-emption rights to purchase up to 985,610 ordinary shares at an exercise price of $3.04 per share, exercisable between seven and twelve months from the issuance date. The fair value of the share warrants of $475 was determined using the Black-Scholes model with the main data inputs being volatility of 42.6% and an annual risk-free interest rate of 1.63%. In October 2020, the warrants were cancelled and replaced with rights to subscribe to shares on substantially the same terms. Pursuant to these rights, in December 2020 the Company issued and sold 985,610 ordinary shares in exchange for gross cash proceeds of $3,000. Refer to additional detail in Note 10.

In 2020, the Group granted certain employees and consultants options and warrants pursuant to the 2020 Stock Incentive Plan (see Note 13) to purchase 745,000 shares with a weighted average exercise price equal to EUR 3.01 ($3.52) per share. The options vest in tranches over the service period of four years. The majority of the warrants were fully vested when issued, except for 200,000 warrants which became vested in June 2021.

In 2020, 115,000 warrants were exercised and 135,000 warrants were repurchased for consideration of $133.

As at December 31, 2020, there was a total of 2,854,744 warrants and options outstanding including 745,000 warrants and options issued under the 2020 Stock Incentive Plan (see Note 13).